CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 286,825		$ 415
Accounts receivable, net	260,552		100,000
Inventory, net	565,939
Prepaid expenses and other assets	177,366	369	369
TOTAL CURRENT ASSETS	1,290,682	369	100,784
Fixed Assets, net of accumulated depreciation of $912,168 as of September 30, 2017	6,527,123
Other assets	85,697	6
INVESTMENTS			6
TOTAL ASSETS	7,903,502	375	100,790
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,444,135	561,378	402,681
Line of credit	350,000
Advances, related party	148,881	108,878	98,146
Promissory Note	1,025,000
Note payable – short-term	72,587
Uncertain tax liability	130,000
Current portion of capital lease obligation	480,352
TOTAL CURRENT LIABILITIES	3,650,955	670,256
Non-current note-payable	323,808
Vesting note payable	1,875,000
Non-current deferred tax liability	1,332,219
Capital lease obligation, net of current portion	2,472,261
TOTAL LIABILITIES	9,654,243	670,256	500,827
SHAREHOLDERS’ DEFICIT
Allocation shares, 1,000 shares issued and outstanding	1,000	1,000	1,000
Common Shares, 500,000,000 shares authorized, 623,125 shares issued and outstanding as of September 30, 2017 and December 31, 2016	623	7	7
Additional paid-in capital	14,383	14,999	14,999
Accumulated Deficit	(1,218,491)	(685,887)	(416,043)
TOTAL SHAREHOLDERS’ DEFICIT	(1,202,485)	(669,881)	(400,037)
NONCONTROLLING INTERESTS	(548,256)
TOTAL SHAREHOLDERS’ DEFICIT	(1,750,741)	(669,881)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 7,903,502	$ 375	$ 100,790